Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 38,271	$ 40,959
Long-term Debt, Current Maturities	(2,256)	(2,745)
Long-term debt	36,015	38,214
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 30,500	$ 32,500
Debt Weighted Average Interest Rate Fixed	4.70%	4.50%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 500
Debt Weighted Average Interest Rate Variable	5.50%	5.30%
Total U.S. dollar denominated
Debt Instrument [Line Items]
Long-term debt	$ 31,000	$ 33,000
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 2,674	$ 2,708
Debt Weighted Average Interest Rate Fixed	3.30%	3.30%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Total Euro denominated
Debt Instrument [Line Items]
Long-term debt	2,674	2,708
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 4,370	$ 4,985
Debt Weighted Average Interest Rate Fixed	5.30%	5.30%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Total Sterling denominated
Debt Instrument [Line Items]
Long-term debt	4,370	4,985
Fixed
Debt Instrument [Line Items]
Long-term debt	$ 88	$ 83
Debt Weighted Average Interest Rate Fixed	1.60%	1.60%
Variable
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0
Total Yen denominated
Debt Instrument [Line Items]
Long-term debt	88	83
Total unsecured debt
Debt Instrument [Line Items]
Long-term debt	38,132	40,776
Total other debt (in USD)(2)
Debt Instrument [Line Items]
Long-term debt	$ 139	$ 183